RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS	NOTE 8 – RELATED PARTY TRANSACTIONS At September 30, 2012 and 2011, accounts payable includes $0 and $12,344, respectively, due to various officers and directors of the Company.	NOTE 8 – RELATED PARTY TRANSACTIONS At December 31, 2011 and 2010, accounts payable includes $15,542 and $3,500, respectively, due to various officers and directors of the Company.